Reinsurance - Significant Effects of Reinsurance on the Statements of Financial Position (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Net ceded reinsurance recoverable	$ 459,100	$ 450,200
Reinsurance recoverable, gross of funds held liability		450,200	$ 467,900
Reinsurance recoverable	272,181	259,454	276,119
Future policy benefits
Direct	678,697	666,617	702,096
Reinsurance assumed	108,142	102,916	109,743
Net future policy benefit reserve	786,839	769,533	811,839
Ceded Credit Risk, Unsecured
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Reinsurance recoverable		31,100	$ 37,900
Medco Insurance Company
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Net ceded reinsurance recoverable	4,392	4,376
Front Street Re
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Net ceded reinsurance recoverable	274,076	266,629
Vista Life and Casualty Reinsurance Co
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Net ceded reinsurance recoverable	180,656	179,220
Vista Modco
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Funds held under reinsurance contracts	$ (186,943)	$ (190,771)